SEGMENT INFORMATION - Detail of Total Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Other revenue from tenants	$ 982	$ 946	$ 997
Investment and other revenue	1,005	864	494
Revenue	7,365	7,100	6,593
Operating segments
Disclosure of operating segments [line items]
Lease revenue	3,868	4,219	4,400
Other revenue from tenants	981	944	997
Hospitality revenue	1,511	1,073	702
Investment and other revenue	1,005	864	494
Revenue	7,365	7,100	6,593
Core Office | Operating segments
Disclosure of operating segments [line items]
Lease revenue	1,373	1,467	1,429
Other revenue from tenants	469	442	446
Hospitality revenue	22	9	6
Investment and other revenue	346	280	168
Revenue	2,210	2,198	2,049
Core Retail | Operating segments
Disclosure of operating segments [line items]
Lease revenue	1,138	1,113	1,166
Other revenue from tenants	264	259	284
Hospitality revenue	0	0	0
Investment and other revenue	155	138	162
Revenue	1,557	1,510	1,612
LP Investments | Operating segments
Disclosure of operating segments [line items]
Lease revenue	1,357	1,639	1,805
Other revenue from tenants	248	243	267
Hospitality revenue	1,489	1,064	696
Investment and other revenue	499	441	152
Revenue	3,593	3,387	2,920
Corporate | Operating segments
Disclosure of operating segments [line items]
Lease revenue	0	0	0
Other revenue from tenants	0	0	0
Hospitality revenue	0	0	0
Investment and other revenue	5	5	12
Revenue	$ 5	$ 5	$ 12